Income Taxes (Schedule of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Provision for income taxes
Current tax - PRC	$ 236	$ 173	$ 116
Deferred tax - PRC	(92)	(166)	93
Effective tax	$ 144	$ 7	$ 209